Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Financial Information [Line Items]
Net cash used in operating activities		$ (47,930)		$ (101,520)	[1]	$ (84,324)	[1]
Net cash (used in)/from investing activities		75,155		(86,243)	[1]	(5,207)	[1]
Net cash generated from financing activities		(246)		(85)	[1]	202,220	[1]
Net increase/(decrease) in cash and cash equivalents		26,979		(187,848)	[1]	112,689	[1]
Cash and cash equivalents at the beginning of year	[1]	79,010	[2]	267,716	[2]	154,803
Effects of exchange rate changes on cash and cash equivalents		18		(858)	[1]	224	[1]
Cash and cash equivalents at end of year		106,007		79,010	[1],[2]	267,716	[1],[2]
Parent
Disclosure Of Financial Information [Line Items]
Net cash used in operating activities		(876)		(3,437)		(4,352)
Net cash (used in)/from investing activities		32,501		(178,432)		(104,000)
Net cash generated from financing activities		0		119		202,346
Net increase/(decrease) in cash and cash equivalents		31,625		(181,750)		93,994
Cash and cash equivalents at the beginning of year		47,972		229,722		135,728
Effects of exchange rate changes on cash and cash equivalents		0		0		0
Cash and cash equivalents at end of year		$ 79,597		$ 47,972		$ 229,722

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.